Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015
Baird Small/Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	BMVSX
Baird Small/Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	BMVIX